MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        May 22, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


     Re:  Massachusetts  Investors  Growth  Stock Fund (File  Nos.  2-14677  and
          811-859

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Statement of Additional Information ("SAI") dated April 1, 2002 of the above-named fund. The SAI was filed electronically with the Securities and Exchange Commission on March 26, 2002, pursuant to Rule 485bPOS under the Securities Act of 1933 (EDGAR Accession No. 0000950135-02-001646).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust